Debt (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Maturities of long-term debt
2015	$ 52,095
2016	1,178,272
2017	72,629
2018	340,823
2019	422,803
Thereafter	2,598,147
Long-Term Gross	4,664,769
Net Premiums (Discounts)	(1,238)
Total Long-term Debt (including current portion)	$ 4,663,531